Income taxes - Unrecognized tax benefit (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year	¥ 463,456,089	$ 66,273,339	¥ 364,866,929	¥ 259,386,286
Additions for tax positions taken in current year	322,251,105	46,081,295	310,256,632	262,052,034
Reductions for tax positions taken in prior years	(253,438,648)	(36,241,245)	(211,667,472)	(156,571,391)
Balance at end of the year	532,268,546	76,113,389	463,456,089	364,866,929
Accrued interest and penalties	15,274,707		9,195,253		$ 2,184,254
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	180,110,598	25,755,473	107,202,546
Unrecognized tax benefits arising from charge-offs of loans receivable				50,384,562
unrecognized tax benefits arising from charge-offs of subrogation receivable related to the guaranteed services	28,805,573		0	0	4,119,142
Unrecognized tax benefits from taxable income tax return	323,352,375		356,253,543	314,482,367	46,238,775
Unrecognized tax benefit that affects the tax rate	102,814,895		102,814,895	102,814,895	$ 14,702,334
Interest related to unrecognized tax benefit	¥ 6,079,454	$ 869,350	¥ 5,067,905	¥ 2,126,378